Interest in equity investees - Reconciliation to Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Interest in equity investees
Opening balance	$ 4,966
Closing balance	9,311	$ 4,966
Althea
Interest in equity investees
Opening balance	4,966
Transfer from long-term investments		2,483
Cash contributions, net of share issuance costs	3,258	2,497
Total gain on dilution of ownership in equity investee	2,210
Share of reported net loss	(1,123)	(14)
Closing balance	$ 9,311	$ 4,966